Summary of Significant Accounting Policies (Details)		1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 29, 2023 shares	Dec. 28, 2023 shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2024 USD ($)	Mar. 31, 2024 Kilometers	Mar. 31, 2024 miles
Summary of Significant Accounting Policies [Line Items]
Deferred revenue value (in Dollars) | $			$ 20,467				$ 96,710
Expected dividend yield				0.00%		0.00%
Deferred revenue (in Dollars) | $			$ 20,467			$ 260,705	$ 96,710
Estimated life					5 years
Disposed vehicles crossed in kilometres								120,000	75,000
Fair value asset percentage					90.00%
Advertising expenses (in Dollars) | $					$ 4,479,219	$ 3,329,731
Net gain(loss) exceeds percent						10.00%
Prior to the reverse stock split (in Shares)	199,994		19,695,305		10	19,695,305
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Residual value rate					0.00%
Lease term for the remaining economic life					25.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Residual value rate					30.00%
Lease term for the remaining economic life					75.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Expected dividend yield			0.00%
Debt conversion shares (in Shares)		32,999,472	5,975,686		59,757
Prior to the reverse stock split (in Shares)					36,173
Senior Subordinated Convertible Promissory Note [Member]
Summary of Significant Accounting Policies [Line Items]
Debt conversion shares (in Shares)					59,757
Prior to the reverse stock split (in Shares)					5,975,686
No Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					10.00%	10.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Expected dividend yield					0.00%
Prior to the reverse stock split (in Shares)			20,000,000		20,425	14,645